COMMITMENTS AND CONTINGENCIES (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
LITIGATION AND CLAIMS
Weighted average remaining lease term (years)	4 years 2 months 12 days	4 years 4 months 24 days
Weighted average discount rate	11.40%	11.40%